Schedule of Anti-dilutive Shares Outstanding (Details) - Theralink Technologies Inc [Member] - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	22,606,747,999	4,861,890,015	7,172,264,119	3,441,269,189
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	7,244,334,819	1,876,207,963	1,888,813,005	984,470,116
Share-Based Payment Arrangement, Option [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	1,901,410,519
Series C One Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	21,167,535	156,626,175	156,626,175	445,301,289
Series C Two Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		453,067,129	453,067,129	733,542,619
Series E Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		638,977,636	638,977,636	638,977,636
Series F Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings		319,488,818	319,488,818	319,488,818
Convertible Debt Securities [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings	13,439,835,126	1,417,522,294	1,813,880,837	319,488,711
Stock Options [Member]
Subsidiary or Equity Method Investee [Line Items]
Total antidilutive securities excluded from computation of earnings			1,901,410,519